Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
March 31, 2022

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value

Asset Backed Securities (19.94%)(1)
2,130,662	AASET 2021-1A C (6)	5.82%	11/16/2041	4.07%	$1,735,820
1,310,000	AMSR 2020-SFR1 I (4)	8.19%	04/17/2037	3.07%	1,308,837
962,054	Blackbird Capital Aircraft 2021-1A B (4)	3.45%	07/15/2046	1.90%	810,300
966,320	Raptor Aircraft Finance LLC 2019-1 A (4)	4.21%	08/23/2044	1.88%	794,594
1,262,329	SALT TR 2021-1A D	7.14%	02/28/2033	2.93%	1,247,460
1,050,000	Skyline Aircraft Finance LLC (Westjet) (6)	0.00%	07/27/2038	2.46%	1,049,055
1,790,240	SOLRR Aircraft 2021-1 C	5.68%	10/15/2046	3.63%	1,547,172
Total Asset Backed Securities (Cost $9,121,715)					8,493,238

Collateralized Loan Obligations (47.74%) (1)
1,300,000	ACRE Manager 2021-FL1 E (4)	3.47%	10/16/2036	3.0300%	1,285,629
1,000,000	Blue Mountain Capital Management CLO 2018-2A SUB (4)(6)	0.00%	08/15/2031	0.8400%	358,920
1,000,000	Benefit Street Partners CLO 2018-FL4 E (4)	3.45%	09/15/2035	2.3400%	996,910
1,000,000	Cross Harbor CP 2021-FL1 D (1 Month LIBOR USD + 3.00%, 3.00% Floor) (4)(5)	3.16%	02/15/2038	2.3100%	985,812
1,000,000	Diamond CLO 2019-1A E (3 Month LIBOR USD + 8.05%, 8.05% Floor) (4)(5)	8.31%	04/25/2029	2.3200%	990,009
1,070,000	Elmwood CLO I 2019-1A SUB (4)	0.00%	10/20/2033	1.7500%	743,650
1,250,000	Greywolf Capital Management CLO 2019-1A SUBB (4)	0.00%	04/17/2034	1.6900%	718,750
985,627	Halcyon Loan Advisors Series 2014-1A (3 Month LIBOR USD + 3.50%, 0.00% Floor) (4)(5)	3.74%	04/18/2026	2.3000%	977,302
1,100,000	Halcyon Loan Advisors Series 2015-2A (3 Month LIBOR USD + 3.10%, 0.00% Floor) (4)(5)	3.36%	07/25/2027	2.5000%	1,064,834
1,500,000	LoanCore Capital Credit CLO (1 Month LIBOR USD + 2.95%, 2.95% Floor) (4)(5)	3.35%	05/15/2028	3.5100%	1,496,180
1,600,000	Marathon Asset Management CLO 2013-5A (3 Month LIBOR USD + 2.75%, 0.00% Floor) (4)	3.23%	11/21/2027	3.6400%	1,551,128
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (4)	0.00%	07/18/2031	0.7000%	297,000
1,100,000	MJX Asset Management - Venture XXIV CDO Ltd. 2016-24A SUB (4)	0.00%	10/20/2028	0.9900%	421,869
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (4)	0.00%	10/15/2031	0.6200%	265,550
5,000,000	Neuberger Berman CLO Series 2019-35A(4)(6)	3.64%	01/19/2033	2.2100%	939,310
1,400,000	OFS Capital Management CLO 2018-1A SUB (4)	0.00%	07/31/2118	1.4100%	602,000
800,000	Par-Four Investment Managers -Tralee CDO 2018-5A SUB (4)	0.00%	10/20/2028	0.6900%	296,000
50,000	Par-Four Investment Managers - Tralee CDO 2018-5A FR (3 Month LIBOR USD + 8.89%, 8.89% Floor) (4)(6)	9.14%	10/20/2034	0.1000%	43,755
1,000,000	Peaks CLO 2017-2A ER (4)	9.82%	07/20/2031	2.3000%	980,505
2,500,000	TPG Real Estate Finance 2021-FL4 Class D (1 Month Libor + 3.60%, 3.60% Floor) (4)(5)	4.04%	03/15/2038	5.8000%	2,468,820
1,000,000	Venture CDO Ltd 2016-25A E (4)(5)	7.45%	04/20/2029	2.2200%	947,544
1,200,000	Vibrant CLO Ltd 2018-8A SUB (4)	0.00%	01/20/2031	1.1100%	474,000
1,100,000	Voya Alternative Asset Management CLO 2018-1A SUB (4)	0.00%	04/19/2031	1.4300%	607,144
1,000,000	Zais Group CLO Ltd. 2017-1A E (4)(5)	7.24%	07/15/2029	1.9300%	822,315
Total Collateralized Loan Obligation (Cost $21,383,754)					20,334,936

Commercial Mortgage-Backed Securities (5.23%) (1)
1,500,000	GPMT 2018-FL1 D (1 Month LIBOR + 2.95%, 2.95% Floor) (4)(5)	3.40%	11/21/2035	3.52%	1,498,573
730,000	VMC Finance LLC 2018-FL2 D (1 Month LIBOR 2.75%, 2.75% Floor) (4)(5)	3.19%	10/15/2035	1.71%	727,340
Total Commercial Mortgage-Backed Securities (Cost $2,388,634)					2,225,913

Confirmation of Originator Fee Certificates (2.01%) (1)
9,442,612	SBA Confirmation of Originator Fee Certificates (6)(7)	2.52%	08/15/2044	2.01%	857,692
Total Confirmation of Originator Fee Certificates (Cost $837,438)					857,692

Corporate and Other Finance (6.59%) (1)
2,100,000	AXA Investment managers - Allegro CLO Ltd. 2018-1A SUB (4)(6)	0.00%	06/13/2031	1.97%	840,000
1,332,000	OFSBS-2018-1A-FEE (6)			0.03%	13,320
650,000	Air Canada 2020-1C PTT (4)	10.50%	07/15/2026	1.76%	750,918
1,236,891	Air Canada 2013-1A (4)(5)	4.13%	11/15/2026	2.83%	1,205,359
Total Corporate and Other Finance (Cost $3,152,728)					2,809,597

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2022

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value
Residential Mortgage-Backed Securities (27.18%) (1)
1,662,000	AMSR Mortgage Trust 2020-SFR3 Class H (4)	6.50%	09/17/2037	3.94%	1,676,712
1,000,000	AMSR Mortgage Trust 2020-SFR1 Class H (4)(5)	5.30%	04/17/2037	2.30%	977,958
363,208	Banc of America Funding Corporation Series 2008-R4 (1 Month LIBOR + 0.45%, 0.45% Floor, 7.00% Cap) (4)(5)(6)	0.64%	07/25/2037	0.52%	220,936
664,013	Bear Stearns Alt-A Trust Series 2005-10 (5)	2.75%	01/25/2036	1.47%	627,261
226,573	Bear Stearns Mortgage Funding Series 2007-AR1 (1 Month LIBOR + 0.20%, 0.20% Floor, 11.50% Cap) (3)(5)(6)	0.66%	02/25/2037	0.52%	221,712
376,595	Countrywide Alternative Loan Trust Series 2005-49CB (6)	5.50%	11/25/2035	0.59%	250,497
71,925	Countrywide Alternative Loan Trust Series 2006-6CB (6)	5.50%	05/25/2036	0.16%	66,523
178,329	Countrywide Alternative Loan Trust Series 2006-J5	6.50%	09/25/2036	0.25%	104,659
274,572	Countrywide Home Loan Series 2002-19 (6)	6.25%	11/25/2032	0.63%	268,182
320,123	Countrywide Home Loan Series 2003-53	2.48%	02/19/2034	0.54%	231,331
84,187	Countrywide Home Loan Series 2006-J2 (6)	6.00%	04/25/2036	0.16%	68,465
83,656	Countrywide Home Loan Series 2003-49	2.55%	12/19/2033	0.19%	80,271
696,956	Countrywide Home Loan Series 2004-18 (5)(6)	6.00%	10/25/2034	1.31%	555,946
256,542	Countrywide Home Loan Series 2005-28 (5)(6)	5.25%	11/25/2023	0.47%	201,195
4,028	Deutsche Mortgage Securities, Inc. Series 2004-4 (1 Month LIBOR + 0.35%, 0.35% Floor) (6)	0.81%	06/25/2034	0.01%	3,488
132,344	First Horizon Alternative Mortgage Securities 2004 AA3 (6)	2.37%	09/25/2034	0.23%	96,323
43,913	HarborView Mortgage Loan Trust Series 2003-2	2.40%	10/19/2033	0.10%	42,099
4,319	HarborView Mortgage Loan Trust Series 2004-2 (1 Month LIBOR + 0.52%, 0.52% Floor) (6)	0.71%	06/19/2034	0.01%	4,205
6,518	HarborView Mortgage Loan Trust Series 2004-9 (6)	3.31%	12/19/2034	0.01%	5,840
416,955	Harborview Mortgage Loan TRUST C M O SER 2005 7 CL 1A1 (6)	2.07%	06/19/2045	0.53%	227,053
61,573	IndyMac INDX Mortgage Loan Trust Series 2006-AR25	2.19%	09/25/2036	0.14%	57,624
29,103	JP Morgan Mortgage Trust Series 2006-A1 (6)	2.08%	02/25/2036	0.05%	23,203
145,202	JP Morgan Mortgage Trust Series 2007-A4 (5)(6)	2.66%	06/25/2037	0.32%	137,577
1,683,236	LMAT 2017 - RPL1 B (4)(5)	7.97%	01/28/2070	3.66%	1,559,746
35,081	MASTR Asset Securitization Trust 2006-1 (6)	5.75%	05/25/2036	0.07%	30,316
254,748	Nomura Asset Acceptance Corporation (4)(6)	5.52%	01/25/2036	0.27%	115,534
38,520	Prime Mortgage Trust Series 2003-3(6)	5.98%	01/25/2034	0.05%	22,326
750,000	Progress Residential Trust 2021 - SFR3 H (4)(5)	4.75%	05/17/2026	1.53%	650,074
688,093	Residential Accredit Loans, Inc. 2005-QA13 2A1 (6)	3.97%	12/25/2035	1.47%	627,454
393,510	Residential Asset Securitization Trust (5)(6)	5.61%	02/25/2034	0.89%	377,354
14,472	Residential Funding Mortgage Securities I Series 2005-SA1 (6)	3.61%	03/25/2035	0.02%	8,109
1,000,000	STACR 2020-DNA1 B2 (4)	5.71%	01/25/2050	2.20%	936,250
123,005	Structured Adjustable Rate Mortgage Loan Trust 2005-22 (6)	3.06%	12/25/2035	0.27%	116,720
118,192	Structured Asset Securities Corporation 2003-9A (6)	2.33%	03/25/2033	0.08%	35,457
178,227	Wachovia Mortgage Loan Trust Series 2005-A (6)	2.18%	08/20/2035	0.39%	164,407
399,387	Washington Mutual Mortgage Payment 2005-5A5 (5)(6)	1.06%	06/25/2035	0.71%	301,825
397,310	Wells Fargo Alternative Loan Trust 2007-PA4 (6)	2.62%	07/25/2037	0.85%	360,452
126,460	Wells Fargo Alternative Loan Trust 2007-PA3 (6)	6.00%	07/25/2037	0.29%	122,318
Total Residential Mortgage-Backed Securities (Cost $12,049,575)					11,577,402

Preferred Stocks (3.76%) (1)
49,521	AGNC Investment Corp, Class B, Series F	6.13%		2.70%	1,155,325
1,594	Annaly Capital Management, Class B	6.50%		0.09%	37,092
11,334	MFA Financial Inc., Class B	6.50%		0.61%	258,302
7,054	New Residential Inv Corp, Class B	6.38%		0.36%	152,084
Total Preferred Stocks (Cost $1,742,244)					1,602,803

Short-Term Investments - Investment Companies (20.87%) (1)
8,892,408	First American Government Obligation - Class X	0.19%		20.87%	8,892,408
Total Short-Term Investments - Investment Companies (Cost $8,892,408)					8,892,408

Total Investments (133.61%) (1) (Cost $59,568,496)					56,793,989
Other Liabilities in Excess of Assets (-33.61%) (1)					(14,195,451)
Total Net Assets Applicable to Unitholders (100.00%) (1)					$42,598,538

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of March 31, 2022.
(3) Step-up bond that pays an initial spread for the first period and then a higher spread for the following periods. Spread shown is as of period end.
(4) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2022, these securities amounted to $34,387,792 or 80.90% of net assets.

(5) Collateral or partial collateral for securities sold subject to repurchase. As of March 31, 2022, these securities amounted to $19,015,672 or 32.88% of net assets.
(6) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of March 31, 2022, these securities amounted to $10,471,289 or 24.63% of net assets.
(7) This security represents a basket of interest only strips. This rate disclosed is the weighted average rate on the basket. The maturity shown is the earliest maturity of the underlying strips.

Ellington Income Opportunities Fund
Investment Leveling Table
March 31, 2022

Description	Level 1	Level 2	Level 3	Total

Investments
Asset Backed Securities	-	$5,708,363	$2,784,875	$8,493,238
Collateralized Loan Obligation	-	18,992,951	1,341,985	$20,334,936
Commericial Mortgage Backed Securities	-	2,225,913	-	$2,225,913
Confirmation of Originator Fee Certificates	-	-	857,692	$857,692
Corporate and Other Finance	-	1,956,277	853,320	$2,809,597
Residential Mortgage Backed Securities	-	6,943,985	4,633,417	$11,577,402
Preferred Stocks	1,602,803	-	-	$1,602,803
Short-Term Investments	8,892,408	-	-	$8,892,408
Total Investments	$10,495,211	$35,827,489	$10,471,289	$56,793,989

Other Financial Instruments*
Swaps Contracts	$-	$336,916	$-	$336,916

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps contracts. Swap Contracts are reported at market value.

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
0.79%	3 Month LIBOR	Received	Quarterly	07/29/2026	$1,800,000	$-	$129,947	$129,947
0.39%	3 Month LIBOR	Received	Quarterly	09/30/2023	18,000,000	-	515,808	515,808
0.39%	3 Month LIBOR	Paid	Quarterly	09/30/2023	10,870,000	(205,414)	(106,718)	(312,132)
						$(205,414)	$539,037	$333,623

Ellington Income Opportunities Fund
SCHEDULE OF CREDIT DEFAULT SWAPS
March 31, 2022

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Index	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2022	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
Morgan Stanley	CDX.NA.HY.37	5.00%	12/20/2026	4.98%	$1,000,000	$20,500	$(17,207)	$3,293
						$20,500	$(17,207)	$3,293

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

The Adviser seeks to obtain at least one third-party indicative valuation for each instrument, and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Adviser has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Adviser generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Adviser generally does not adjust such valuations, the Adviser may challenge or reject a valuation when, based on validation criteria, the Adviser determines that such valuation is unreasonable or erroneous. Furthermore, the Adviser may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Adviser believes to be fair value, and in such circumstances the Adviser may override the third-party valuation with their own good faith valuation. The validation criteria include the use of the Adviser’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Adviser’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s valuation committee. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.

The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$5,708,363	$2,784,875	$8,493,238
Collateralized Loan Obligations	-	18,972,676	1,341,985	20,314,661
Commercial Mortgage Backed Securities	-	2,225,913	-	2,225,913
Confirmation of Originator Fee Certificates	-	-	857,692	857,692
Residential Mortgage-Backed Securities	-	6,943,985	4,633,417	11,577,402
Preferred Stocks	1,602,803	-	-	1,602,803
Short-Term Investments	8,892,408	-	-	8,892,408
Total Investments	$10,495,211	$35,807,214	$10,471,289	$56,793,989

Swap Contracts	$-	$336,916	$-	$336,916

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2021	$7,825,497
Purchases	592,464
Sales proceeds and paydowns	(386,596)
Realized gain / (loss)	15,921
Payment-in-kind	-
Change in unrealized gain / (loss)	745,806
Transfers into / (out of) Level 3	1,678,197
Ending Balance – March 31, 2022	$10,471,289

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at December 31, 2021	$(63,034)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of March 31, 2022:

	Fair Value at 3/31/2022	Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average
Collateralized Loan Obligation	$1,341,985	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	0.30% to 0.72%	0.57%
Residential Mortgage-Backed Securities	$4,575,634	Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	0.09% to 3.00%	2.03%

Certain of the Fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including third-party transaction and quotations. As a result, fair value assets of $4,553,671 have been excluded from the proceeding table.

BORROWING

Reverse Repurchase Agreements: As of March 31, 2022, the Fund had the following reverse repurchase agreements outstanding, which were equal to 35.02% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Borrowing & Interest
JP Morgan Securities	$745,000	1.74%	03/07/2022	05/05/2022	745,900
RBC Capital Markets	1,135,000	1.30%	03/07/2022	05/09/2022	1,136,024
RBC Capital Markets	199,000	1.47%	02/07/2022	04/07/2022	199,430
RBC Capital Markets	394,000	1.52%	02/07/2022	04/07/2022	394,882
RBC Capital Markets	189,000	2.05%	03/18/2022	05/18/2022	189/151
RBC Capital Markets	163,000	2.10%	03/18/2022	05/18/2022	163,133
RBC Capital Markets	400,000	1.52%	02/07/2022	04/07/2022	400,895
RBC Capital Markets	299,000	2.15%	03/18/2022	05/18/2022	299,250
JP Morgan Securities	96,000	1.40%	02/03/2022	04/14/2022	96,213
RBC Capital Markets	1,237,000	1.90%	03/31/2022	05/31/2022	1,237,065
JP Morgan Securities	541,000	1.74%	03/07/2022	05/06/2022	541,654
Lucid Management LP	617,000	1.28%	03/15/2022	04/14/2022	617,373
RBC Capital Markets	244,000	2.15%	03/18/2022	05/18/2022	244,204
Lucid Management LP	796,000	1.19%	01/13/2022	04/14/2022	798,060
RBC Capital Markets	747,000	2.15%	03/18/2022	05/18/2022	747,625
JP Morgan Securities	1,118,000	2.05%	03/30/2022	05/27/2022	1,118,127
JP Morgan Securities	787,000	1.21%	03/25/2022	04/04/2022	787,185
RBC Capital Markets	772,000	1.72%	03/03/2022	05/03/2022	773,070
Lucid Management LP	1,199,000	1.23%	02/03/2022	04/14/2022	1,201,330
JP Morgan Securities	1,975,000	2.00%	03/30/2022	05/27/2022	1,975,219
JP Morgan Securities	647,000	1.56%	03/28/2022	04/04/2022	647,112
JP Morgan Securities	585,000	1.56%	03/28/2022	04/04/2022	585,101
Totals	$14,885,000				$14,898,005

As of March 31, 2022, the fair value of securities held as collateral for reverse repurchase agreements was $19,015,672, as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended March 31, 2022, the average daily balance and average interest rate in effect for reverse repurchase agreements were $10,108,800 and 1.29%, respectively.